Fair Value Measurements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Derivative liabilities of conversion features	¥ 21,735	¥ 0